Investments in Joint Ventures - Summary of Movements in Investments in Joint Ventures (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of joint ventures [abstract]
Beginning balance	¥ 524	¥ 518
Additions	17
Share of results	49	39	¥ 26
Dividend received during the year	(33)	(33)
Ending balance	¥ 557	¥ 524	¥ 518